Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 6,220	$ (19,689)	$ (14,828)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	9,967	11,040	12,246
Loss from sale of property and equipment, net	61	20	82
Share-based compensation	3,964	3,560	2,562
Decrease in accrued severance pay and pensions, net	(267)	(445)	(418)
Decrease (increase) in trade receivables, net	(2,370)	18,428	(11,150)
Decrease (increase) in other accounts receivable and prepaid expenses (including other long-term assets)	16,994	(345)	(6,976)
Decrease (increase) in inventories	6,303	(11,155)	(11,908)
Decrease in operating lease right-of-use assets	3,781	3,571	5,713
Increase (decrease) in trade payables	(1,847)	(2,018)	5,883
Increase (decrease) in deferred revenues	(9,562)	2,229	1,672
Decrease in deferred tax assets, net	0	0	8,279
Decrease in operating lease liability	(4,034)	(5,937)	(4,620)
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	1,677	(4,154)	(1,556)
Net cash provided by (used in) operating activities	30,887	(4,895)	(15,019)
Cash flows from investing activities:
Purchase of property and equipment	(9,955)	(10,464)	(9,383)
Proceeds from sale of property and equipment	0	0	200
Purchase of intangible assets	(2,944)	(1,957)	(212)
Payments made in connection with business acquisitions, net of acquired cash	(7,971)	0	0
Net cash used in investing activities	(20,870)	(12,421)	(9,395)
Cash flows from financing activities:
Proceeds from (repayment of) bank credits and loans, net	(4,900)	22,700	9,800
Proceeds from exercise of stock options	39	410	4,730
Net cash provided by (used in) financing activities	(4,861)	23,110	14,530
Translation adjustments on cash and cash equivalents	133	75	(138)
Increase (decrease) in cash and cash equivalents	5,289	5,869	(10,022)
Cash and cash equivalents at the beginning of the year	22,948	17,079	27,101
Cash and cash equivalents at the end of the year	28,237	22,948	17,079
Supplemental disclosure of non - cash investing activities:
Fair value of ordinary shares issued and contingent holdback obligations to selling shareholders provided as consideration for business combination	2,561	0	0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	2,839	1,871	1,995
Cash paid for interest on bank loans and factoring fees	$ 6,040	$ 3,456	$ 1,280